Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Cash Flow Statement [Abstract]
Non-cash Investing Activities

Except for those disclosed in other notes, the Company entered into the following non-cash investing and financing activities:

	Year Ended December 31
Investing activities	2023	2024	2025
	NT$	NT$	NT$
	(In Millions)
Additions of property, plant and equipment	$30,398	$28,576	$27,766
Changes in other payables	343	180	(68)
Payments for acquisition of property, plant and equipment	$30,741	$28,756	$27,698

Summary of Changes in Liabilities Arising From Financing Activities Including Non-cash Transactions

Financing activities

			Changes in Non-Cash Transactions
	Balance on January 1, 2023	Cash Flows from Financing Activities	New Leases	Others	Cash Flows from Operating Activities - Interest Paid	Balance on December 31, 2023
	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Lease liabilities	$10,673	$(3,884)	$4,415	$(124)	$(105)	$10,975

			Changes in Non-Cash Transactions
	Balance on January 1, 2024	Cash Flows from Financing Activities	New Leases	Others	Cash Flows from Operating Activities - Interest Paid	Balance on December 31, 2024
	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Lease liabilities	$10,975	$(3,944)	$4,092	$(103)	$(128)	$10,892

			Changes in Non-Cash Transactions
	Balance on January 1, 2025	Cash Flows from Financing Activities	New Leases	Others	Cash Flows from Operating Activities - Interest Paid	Balance on December 31, 2025
	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Lease liabilities	$10,892	$(4,135)	$4,445	$(157)	$(154)	$10,891